CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]

substantial percentage of the Group’s sales are made to the following customer. Details of the customer accounting for 10% or more of total net revenue are as follows:

	2012	2011	2010
Customer A	16%	29%	26%

The total amount of revenues from the customer accounting for 10% or more of total net revenue is as follow:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Customer A	126,151	785,933	1,039,896	672,641

Details of the accounts receivable from the customer with the largest receivable balances as of December 31, 2012 and 2011 are as follows:

	% of accounts receivable
	2012	2011
Customer A	15%	13%

Schedule Of Concentration Of Risk Disclosure [Table Text Block]	A substantial percentage of the Group’s purchases are made from the following supplier. Details of the major supplier are as follows:
	2012	2011	2010
Supplier A	45.7%	41.1%	37.7%